Securities at amortized cost_Details of securities at amortized cost (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	₩ 20,320,539	$ 17,585,927	₩ 22,932,559
Securities at amortised cost and held to maturity investments category [Member] | Allowance for credit losses
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	(5,511)		(6,925)
Korean treasury and government agencies
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	8,044,040		7,523,458
Financial institutions
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	6,694,614		9,474,922
Corporates
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	5,068,489		5,707,063
Bond denominated in foreign currencies
Disclosure of securities at amortised cost and held to maturity financial assets [Line Items]
Securities at amortized cost	₩ 518,907		₩ 234,041